Reconciliation of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013
Income Tax Disclosure [Abstract]
Beginning Balance	$ (114)	[1]	$ (93)	[1]	$ (143)		$ (35)
Acquisitions			(19)	[2]
Increases based on tax positions taken during a prior period	(2)	[3]			(4)	[3]
Decreases based on tax positions taken during a prior period	40	[3],[4]	1	[3],[4]	37	[3],[4]
Decreases based on cash payments for a prior period	3		7		11
Increases based on tax positions taken during the current period	(73)	[3]	(10)	[3]	(10)	[3]
Decreases based on tax positions taken during the current period					16
Lapse in statute of limitations	2
Ending Balance	$ (144)	[1]	$ (114)	[1]	$ (93)	[1]	$ (35)

[1]	In 2012, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($138 million). In 2011, included in Noncurrent deferred tax assets ($6 million) and Other taxes payable ($108 million).
[2]	The amount in 2011 primarily relates to the acquisition of KAH.
[3]	Primarily included in Provision for taxes on income.
[4]	In all years, the decreases are primarily a result of effectively settling certain issues with the U.S. and non-U.S. tax authorities. See Note 7A. Tax Matters-Taxes on Income.